CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS UNAUDITED (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Net loss per share - basic	$ (0.00)	$ 0.00	$ (0.00)	$ 0.00
Net loss per share - diluted	$ (0.00)	$ 0.00	$ (0.00)	$ 0.00
Weighted average common shares outstanding - basic	7,564,609,819	5,840,449,453	7,282,672,517	5,539,124,247
Weighted average common shares outstanding - diluted	7,564,609,819	5,840,449,453	7,282,672,517	5,539,124,247